UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  Last Day of December

Date of reporting period:  :  December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Research Enhanced Real Estate ETF

CRED | NYSE Arca, Inc.

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Columbia Research Enhanced Real Estate ETF (the Fund) for the period of January 1, 2024 to December 31, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Real Estate ETF	$34	0.33%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in industrial REITs, office REITs and data center REITs all contributed positively to returns relative to the Fund’s benchmark.

Allocations | Overweight positioning within regional malls, data centers and specialty REITs all contributed positively to performance relative to the benchmark.  The Fund held an overall underweight position in gaming and industrial REITs which contributed to performance relative to the Fund’s benchmark.

Individual holdings | Positions in Prologis, Inc., an industrial REIT; Highwoods Properties, Inc., an office REIT; Simon Property Group, Inc., a regional mall REIT; Iron Mountain, Inc., a specialty REIT; and Digital Realty Trust, Inc., a data center REIT all contributed positively to performance relative to the Fund’s benchmark throughout the year.

Top Performance Detractors

Stock selection | Selections in health care REITs, specialty REITs, manufactured home REITs and self-storage REITs detracted from performance relative to the Fund’s benchmark.

Allocations| Overweight allocations to single-family housing, lodging and resort and timberland REITs detracted from performance relative to the benchmark. An underweight allocation to health care and apartment REITs relative to the benchmark also detracted from performance throughout the year.

Individual holdings| Positioning in Welltower Inc., a health care REIT; Crown Castle, Inc., a telecommunications REIT; Equity Residential, an apartment REIT; Ryman Hospitality Properties, Inc., a lodging and resort REIT; and Weyerhaeuser Co., a timberland REIT all detracted from performance relative to the Fund’s benchmark during the annual period.

Columbia Research Enhanced Real Estate ETF | ASR322_00_(02/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Research Enhanced Real Estate ETF during the stated time period.

Growth of $10,000

	Columbia Research Enhanced Real Estate ETF—Net Asset Value (11,816)	Beta Advantage® Lionstone Research Enhanced REIT Index (11,893)	FTSE Nareit All Equity REITs Index (11,730)	Russell 3000® Index (14,731)
04/26/23	10,000	10,000	10,000	10,000
12/23	11,210	11,247	11,180	11,898
12/24	11,816	11,893	11,730	14,731
Average Annual Total Return (%)	1 year	Since Fund Inception
Columbia Research Enhanced Real Estate ETF—Net Asset ValueFootnote Reference(a)	5.40	10.41
Beta Advantage® Lionstone Research Enhanced REIT Index	5.75	10.82
FTSE Nareit All Equity REITs Index	4.92	9.92
Russell 3000® Index	23.81	25.85
Footnote	Description
Footnote(a)	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$3,247,007
Total number of portfolio holdings	72
Investment management fees (represents 0.33% of Fund average net assets)	$10,758
Portfolio turnover for the reporting period	33%

Columbia Research Enhanced Real Estate ETF | ASR322_00_(02/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

American Tower Corp.	9.9%
Simon Property Group, Inc.	8.2%
Equinix, Inc.	7.8%
Digital Realty Trust, Inc.	6.5%
Crown Castle, Inc.	6.2%
Realty Income Corp.	5.6%
AvalonBay Communities, Inc.	3.5%
Iron Mountain, Inc.	3.5%
Mid-America Apartment Communities, Inc.	3.4%
Invitation Homes, Inc.	2.7%

Asset Allocation

Value	Value
Money Market Funds	0.6%
Common Stocks	99.0%

Sub-Industry Allocation

Value	Value
Diversified REITs	1.6%
Industrial REITs	2.3%
Hotel & Resort REITs	4.5%
Health Care REITs	5.7%
Office REITs	6.2%
Residential REITs	12.9%
Retail REITs	19.2%
Specialized REITs	46.6%

Columbia Research Enhanced Real Estate ETF | ASR322_00_(02/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET

Columbia Research Enhanced Real Estate ETF | ASR322_00_(02/25) | 4

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N - CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

			Amount billed to the registrant’s
	Amount billed to the registrant ($)		investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	16,284	10,540	0	0
Audit-related fees ( b)	0	0	0	0
Tax fees (c)	7,035	6,900	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	0	0

(a)Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-

adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non -Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund - related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)Not applicable.

(j)Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Patricia M. Flynn, Brian J. Gallagher,Douglas A. Hacker, David M. Moffett and Sandra L. Yeager.

Item 6. Investments.

(a)The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Indexed ETF
Annual Financial Statements and Additional
Information
December 31, 2024
Columbia Research Enhanced Real Estate ETF

Indexed ETF | 2024
TABLE OF CONTENTS
Portfolio of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 16
Federal Income Tax Information 17

PORTFOLIO OF INVESTMENTS
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 3
Notes to Portfolio of Investments
Common Stocks 99.0%
Issuer Shares Value ($)
Real Estate  99.0%
Diversified REITs 1.6%
Armada Hoffler Properties, Inc. 532 5,442
Broadstone Net Lease, Inc. 829 13,148
Empire State Realty Trust, Inc. Class A 432 4,458
Essential Properties Realty Trust, Inc. 577 18,049
Global Net Lease, Inc. 1,345 9,819
Total 50,916
Health Care REITs 5.7%
CareTrust REIT, Inc. 767 20,747
Global Medical REIT, Inc. 398 3,073
Healthpeak Properties, Inc. 4,187 84,871
Medical Properties Trust, Inc. 3,472 13,714
Omega Healthcare Investors, Inc. 1,092 41,332
Sabra Health Care REIT, Inc. 1,346 23,313
Total 187,050
Hotel & Resort REITs 4.5%
Apple Hospitality REIT, Inc. 1,482 22,749
DiamondRock Hospitality Co. 763 6,890
Host Hotels & Resorts, Inc. 2,524 44,221
Park Hotels & Resorts, Inc. 990 13,929
Pebblebrook Hotel Trust 335 4,539
RLJ Lodging Trust 715 7,300
Ryman Hospitality Properties, Inc. 271 28,276
Summit Hotel Properties, Inc. 498 3,411
Sunstone Hotel Investors, Inc. 561 6,642
Xenia Hotels & Resorts, Inc. 476 7,074
Total 145,031
Industrial REITs 2.3%
First Industrial Realty Trust, Inc. 601 30,128
Industrial Logistics Properties Trust 183 668
LXP Industrial Trust 1,774 14,405
STAG Industrial, Inc. 876 29,626
Total 74,827
Office REITs 6.2%
Brandywine Realty Trust 1,051 5,885
BXP, Inc. 641 47,665
COPT Defense Properties 411 12,720
Cousins Properties, Inc. 925 28,342
Douglas Emmett, Inc. 630 11,693
Highwoods Properties, Inc. 796 24,342
Hudson Pacific Properties, Inc. 540 1,636
JBG SMITH Properties 352 5,410
Kilroy Realty Corp. 738 29,852
Office Properties Income Trust 248 248
Orion Office REIT, Inc. 425 1,577
Paramount Group, Inc. 583 2,880
Piedmont Office Realty Trust, Inc. Class A 931 8,519
Vornado Realty Trust 527 22,155
Total 202,924
Common Stocks (continued)
Issuer Shares Value ($)
Residential REITs 12.9%
American Homes 4 Rent Class A 1,650 61,743
AvalonBay Communities, Inc. 512 112,625
Invitation Homes, Inc. 2,724 87,086
Mid-America Apartment Communities, Inc. 717 110,827
Sun Communities, Inc. 339 41,687
UMH Properties, Inc. 254 4,795
Total 418,763
Retail REITs 19.2%
Brixmor Property Group, Inc. 1,834 51,058
Kite Realty Group Trust 1,340 33,822
Macerich Co. (The) 790 15,737
NNN REIT, Inc. 666 27,206
Phillips Edison & Co., Inc. 554 20,753
Realty Income Corp. 3,397 181,434
Simon Property Group, Inc. 1,549 266,753
Tanger, Inc. 403 13,754
Urban Edge Properties 435 9,352
Whitestone REIT 298 4,223
Total 624,092
Specialized REITs 46.6%
American Tower Corp. 1,757 322,251
Crown Castle, Inc. 2,214 200,943
CubeSmart 856 36,680
Digital Realty Trust, Inc. 1,193 211,555
EPR Properties 578 25,594
Equinix, Inc. 270 254,580
Gaming and Leisure Properties, Inc. 1,232 59,333
Iron Mountain, Inc. 1,081 113,624
Lamar Advertising Co. Class A 499 60,748
National Storage Affiliates Trust 510 19,334
Outfront Media, Inc. 1,007 17,864
PotlatchDeltic Corp. 298 11,696
Rayonier, Inc. 559 14,590
SBA Communications Corp. 399 81,316
Uniti Group, Inc. 1,481 8,146
Weyerhaeuser Co. 2,622 73,809
Total 1,512,063
Total Real Estate 3,215,666
Total Common Stocks
(Cost $2,925,331) 3,215,666
Money Market Funds 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.352%
(a)
17,944 17,944
Total Money Market Funds
(Cost $17,944) 17,944
Total Investments in Securities
(Cost $2,943,275) 3,233,610
Other Assets & Liabilities, Net 13,397
Net Assets 3,247,007
(a) The rate shown is the seven-day current annualized yield at December 31, 2024.
Abbreviation Legend
REIT Real Estate Investment Trust

PORTFOLIO OF INVESTMENTS
(continued)
December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETF | 2024
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Real Estate 3,215,666 – – 3,215,666
Total Common Stocks 3,215,666 – – 3,215,666
Money Market Funds 17,944 – – 17,944
Total Investments in Securities 3,233,610 – – 3,233,610
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 5
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,943,275) $3,233,610
Cash 390
Receivable for:
Dividends 13,957
Total assets 3,247,957
Liabilities
Payable for:
Investment management fees 950
Total liabilities 950
Net assets applicable to outstanding capital stock $3,247,007
Represented by:
Paid-in capital $2,961,532
Total distributable earnings (loss) 285,475
Total - representing net assets applicable to outstanding capital stock $3,247,007
Shares outstanding 150,050
Net asset value per share $21.64

STATEMENT OF OPERATIONS
Year Ended December 31, 2024
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETF | 2024
Investment Income:
Dividends - unaffiliated issuers $108,179
Total income 108,179
Expenses:
Investment management fees 10,758
Total expenses 10,758
Net Investment Income 97,421
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 50,342
Net realized gain 50,342
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 23,341
Net change in unrealized appreciation 23,341
Net realized and unrealized gain 73,683
Net Increase in net assets resulting from operations $171,104

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETF | 2024 7
Year Ended
December 31,
2024
Year Ended
December 31,
2023
(a)
Operations
Net investment income $97,421 $91,711
Net realized gain 50,342 88,955
Net change in unrealized appreciation 23,341 266,994
Net increase in net assets resulting from operations 171,104 447,660
Distributions to shareholders
Net investment income and net realized gains (156,315) (103,892)
Shareholder transactions
Cost of shares redeemed – (2,059,372)
Net decrease in net assets resulting from shareholder transactions – (2,059,372)
Increase (decrease) in net assets 14,789 (1,715,604)
Net Assets:
Net assets beginning of year 3,232,218 4,947,822
(b)
Net assets at end of year $3,247,007 $3,232,218
Capital stock activity
Shares outstanding, beginning of year 150,050 250,050
Shares redeemed – (100,000)
Shares outstanding, end of year 150,050 150,050
(a) Based on operations from April 26, 2023 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on April 20, 2023 and securities of $5,000,000 were contributed on April 25, 2023. Prior to April 26,
2023 (commencement of operations), the Fund had a decrease in net assets of $53,178 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETF | 2024
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the
Fund’s portfolio turnover rate may be higher.
Year Ended December 31,
2024 2023
(a)
Per share data
Net asset value, beginning of year $21.54 $19.79
Income (loss) from investment operations:
Net investment income 0.65 0.50
Net realized and unrealized gain 0.49 1.84
Total from investment operations 1.14 2.34
Less distributions to shareholders:
Net investment income (0. 69 ) (0.51)
Net realized gains (0.3 5 ) (0.08)
Total distribution to shareholders (1.04) (0.59)
Net asset value, end of year $21.64 $21.54
Total Return at NAV 5.40% 12.10%
Total Return at Market Price 5.36% 12.67%
Ratios to average net assets:
Total gross expenses
(b)
0.33% 0.33%
Total net expenses
(b)(c)
0.33% 0.33%
Net investment income 2.99% 3.66%
Supplemental data
Net assets, end of
year
(in thousands) $3,247 $3,232
Portfolio turnover 33% 2%
(a) The Fund commenced operations on April 26, 2023. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
December 31, 2024
Indexed ETF | 2024 9
Note 1. Organization
Columbia Research Enhanced Real Estate ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the
ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the
CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2024
10 Indexed ETF | 2024
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any,

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2024
Indexed ETF | 2024 11
such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.33% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2024
12 Indexed ETF | 2024
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions from investments, distribution reclassifications and excess distributions. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Undistributed net
investment income ($)
Accumulated net
realized gain ($) Paid in capital ($)
10,418 (4,360) (6,058)
Year Ended December 31, 2024 Year Ended December 31, 2023
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
140,924 15,391 156,315 93,114 10,778 103,892
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
- - - 285,475
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
2,948,135 468,681 (183,206) 285,475

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2024
Indexed ETF | 2024 13
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $1,058,644 and $1,079,745, respectively, for the year ended December 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended December 31, 2024, the Fund did not have in-kind contributions.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended December 31, 2024, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to the Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2024
14 Indexed ETF | 2024
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Real estate sector risk
The risks associated with investments in real estate investment trusts (REITs) subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect for earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2024
Indexed ETF | 2024 15
believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

16 Indexed ETF | 2024
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Real Estate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Research Enhanced Real Estate ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period
April 26, 2023 (commencement of operations) through December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year ended December
31, 2024, and the changes in its net assets and the financial highlights for the year ended December 31, 2024 and for the period April 26, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Indexed ETF | 2024 17
The Fund hereby designates the following tax attributes for the ﬁscal year ended December 31, 2024 . Shareholders will be notiﬁed in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income (QDI). For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Section 199A dividends (199A). For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period. Of this amount, $11,915 was subject to a long term capital gains tax rate of not greater than 20% and $3,056 was subject to a long term capital gains tax rate of not greater than 25%.
QDI 199A Capital gain dividend
1.21% 66.90% $14,971

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN322_12_R01_(02/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025